Employee benefits (Details 1) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ 2,080	$ 2,722
Current	2,061	2,706
Non-current	19	16
Accrued Vacation [Member]
IfrsStatementLineItems [Line Items]
Total	882	610
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	383	677
Variable Compensation Program [Member]
IfrsStatementLineItems [Line Items]
Total	397	717
Salaries And Related Charges And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	$ 418	$ 718